CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF INCOME
OPERATING REVENUES	$ 552,091	$ 588,117	$ 589,009
OPERATING EXPENSES:
Voyage expenses	(12,974)	(11,770)	(13,503)
Vessel operating expenses	(113,755)	(122,074)	(123,356)
Depreciation	(137,061)	(137,414)	(143,938)
Amortization of deferred drydocking and special survey costs	(4,387)	(5,482)	(6,070)
Impairment loss	(75,776)	(19,004)	(129,630)
General and administrative expenses	(21,442)	(19,458)	(20,379)
Gain / (Loss) on sale of vessels	5,709	(449)	830
Income from operations	192,405	272,466	152,963
OTHER INCOME (EXPENSES):
Interest income	1,703	2,210	1,642
Interest expense	(79,980)	(91,185)	(87,340)
Other finance expenses	(19,757)	(20,120)	(18,107)
Other income/(expenses), net	422	302	811
Unrealized and realized losses on derivatives	(98,713)	(126,150)	(155,173)
Total Other Expenses, net	(196,325)	(234,943)	(258,167)
Net Income/(Loss)	$ (3,920)	$ 37,523	$ (105,204)
EARNINGS/(LOSS) PER SHARE
Basic and diluted net income/(loss) per share (in dollars per share)	$ (0.04)	$ 0.34	$ (0.96)
Basic and diluted weighted average number of shares (in shares)	109,676,056	109,654,199	109,612,737